UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 812-14437

SPROTT FOCUS TRUST, INC.

(Exact name of Registrant as specified in charter)

Royal Bank Plaza, South Tower

200 Bay Street, Suite 2700

Toronto, Ontario, Canada M5J2J1

(Address of principal executive offices)(Zip Code)

Bibb L. Strench, Esq.

Seward & Kissel LLP

901 K Street NW

Washington, DC 20001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 416-943-4065

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments. – The schedules of investments for the period ended September 30, 2015, are filed herewith.

Sprott Focus Trust (formerly, Royce Focus Trust)

September 30, 2015 (unaudited)

Schedule of Investments

COMMON STOCKS - 95.1%

	SHARES	VALUE
CONSUMER DISCRETIONARY - 15.6%
AUTOMOBILES - 2.5%
Thor Industries, Inc.	80,000	$4,144,000

HOUSEHOLD DURABLES - 3.9%
Century Communities, Inc.[1]	180,000	3,573,000
Garmin Ltd.[2]	80,000	2,870,400

		6,443,400

SPECIALTY RETAIL - 8.3%
Buckle, Inc. (The)[2]	110,000	4,066,700
Chico’s FAS, Inc.	150,000	2,359,500
GameStop Corp. Cl. A2	180,000	7,417,800

		13,844,000

TEXTILES, APPAREL & LUXURY GOODS - 0.9%
Coach, Inc.	50,000	1,446,500

Total (Cost $22,937,736)		25,877,900

CONSUMER STAPLES - 13.9%
FOOD PRODUCTS - 12.3%
Cal-Maine Foods, Inc.[2]	140,000	7,645,400
Industrias Bachoco SAB de CV ADR[2]	95,000	5,804,500
Sanderson Farms, Inc.[2]	100,000	6,857,000

		20,306,900

PERSONAL PRODUCTS - 1.6%
Nu Skin Enterprises, Inc. Cl. A2	65,000	2,683,200

Total (Cost $17,506,368)		22,990,100

ENERGY - 9.1%
ENERGY EQUIPMENT & SERVICES - 7.1%
Helmerich & Payne, Inc.[2]	50,000	2,363,000
Pason Systems, Inc.[2]	290,000	4,076,733
TGS Nopec Geophysical Co. ASA[2]	190,000	3,512,024
Unit Corp.[1]	150,000	1,689,000

		11,640,757

OIL, GAS & CONSUMABLE FUELS - 2.0%
Exxon Mobil Corp.	45,000	3,345,750

Total (Cost $19,449,717)		14,986,507

FINANCIALS - 17.0%
CAPITAL MARKETS - 9.8%
Ashmore Group plc[2]	1,000,000	3,737,104
Franklin Resources, Inc.	180,000	6,706,800
Sprott, Inc.[2,3]	1,750,000	3,107,906
Value Partners Group Ltd.	2,850,000	2,717,727

		16,269,537

DIVERSIFIED FINANCIAL SERVICES - 2.0%
Berkshire Hathaway, Inc. Cl. B1	25,000	3,260,000

REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.2%
FRP Holdings, Inc.[1]	85,000	2,561,900
Kennedy-Wilson Holdings, Inc.	270,000	5,985,900

		8,547,800

Total (Cost $26,603,300)		28,077,337

HEALTH CARE - 2.2%
BIOTECHNOLOGY - 2.2%
Myriad Genetics, Inc.[1,2]	95,000	$3,560,600

Total (Cost $2,380,049)		3,560,600

INDUSTRIALS - 2.8%
CONSTRUCTION & ENGINEERING - 1.3%
Jacobs Engineering Group, Inc.[1]	60,000	2,245,800

MARINE - 1.5%
Clarkson plc	80,000	2,469,495

Total (Cost $4,914,769)		4,715,295

INFORMATION TECHNOLOGY - 18.5%
COMPUTERS & PERIPHERALS - 10.4%
Apple, Inc.	65,000	7,169,500
SanDisk Corp.	45,000	2,444,850
Western Digital Corp.	95,000	7,546,800

		17,161,150

INTERNET SOFTWARE & SERVICES - 0.5%
GoldMoney, Inc.[1,2]	350,000	773,698

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6%
Cirrus Logic, Inc.[1]	210,000	6,617,100
MKS Instruments, Inc.	180,000	6,035,400

		12,652,500

Total (Cost $21,682,872)		30,587,348

MATERIALS - 16.0%
CHEMICALS - 4.0%
Mosaic Co. (The)	70,000	2,177,700
Westlake Chemical Corp.	85,000	4,410,650

		6,588,350

METALS & MINING - 12.0%
Alamos Gold, Inc. Cl. A	150,000	555,264
Franco-Nevada Corp.	50,000	2,201,000
Fresnillo plc	230,000	2,061,848
Globe Specialty Metals, Inc.	300,000	3,639,000
Hochschild Mining plc[1,2]	1,500,000	1,591,153
Major Drilling Group International, Inc.	350,000	1,167,104
Pan American Silver Corp.[2]	200,000	1,270,000
Randgold Resources Ltd. ADR	40,000	2,363,600
Reliance Steel & Aluminum Co.	50,000	2,700,500
Seabridge Gold, Inc.[1]	400,000	2,320,000

		19,869,469

Total (Cost $33,814,788)		26,457,819

TOTAL COMMON STOCKS (Cost $149,289,599)		157,252,906

REPURCHASE AGREEMENT - 5.7%
Fixed Income Clearing Corporation, 0.00% dated 9/30/15, due 10/1/15, maturity value $9,379,000 (collateralized by a U.S. Treasury Note, 2.00% due 10/31/21, valued at $9,569,781)		9,379,000

Total (Cost $9,379,000)		9,379,000

SECURITIES LENDING COLLATERAL - 26.5%
State Street Navigator Securities Lending Prime Portfolio[4]	43,907,152	$43,907,152

Total (Cost $43,907,152)		43,907,152

TOTAL INVESTMENTS - 127.3% (Cost $202,575,751)		210,539,058

LIABILITIES LESS CASH AND OTHER ASSETS - (27.3)%		(45,191,450)

NET ASSETS - 100.0%		$165,347,608

[1]	Non-Income producing.
[2]	All or a portion of this security is out on loan.
[3]	Affiliated issuer.
[4]	Represents an investment of securities lending cash collateral.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $202,575,751. At September 30, 2015, net unrealized appreciation for all securities was $7,963,307, consisting of aggregate gross unrealized appreciation of $27,045,444 and aggregate gross unrealized depreciation of $19,082,137.

Valuation of Investments:

Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements).

Level 3 – significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s investments as of September 30, 2015 based on the inputs used to value them. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$141,163,555	$16,089,351	$—	$157,252,906
Cash Equivalents	—	9,379,000	—	9,379,000
Securities Lending Collateral	43,907,152	—	—	43,907,152

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Investments in Affiliated Issuers:

The Fund may engage in certain transactions involving affiliates. The table below shows the investment activities involving affiliates during the reporting period:

Affiliated Issuer	Balance of Shares Held at 12/31/2014	Gross Purchases	Gross Sales	Balance of Shares Held at 9/30/2015	Dividend Income for period from 3/6/2015 to 9/30/2015(1)	Value of shares at 9/30/2015
Sprott, Inc. (2)	1,750,000	—	—	1,750,000	$104,977	$3,107,906

(1)	Sprott Asset Management LP became the investment adviser of the Fund on March 6, 2015.
(2)	Sprott, Inc. was not an affiliate as of December 31, 2014.

Lending of Portfolio Securities:

The Fund, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. The Fund receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. As of September 30, 2015, the cash collateral received by the Fund was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the Fund, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included in the Schedule of Investments. The Fund could experience a delay in recovering its securities, a possible loss of income or value and record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. These loans involve the risk of delay in receiving additional collateral in the event that the collateral decreases below the value of the securities loaned and the risks of the loss of rights in the collateral should the borrower of the securities experience financial difficulties.

As of September 30, 2015, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non Cash Collateral
$ 44,376,821	$43,907,152	$944,002

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Sprott Asset Management’s website www.sprott.com and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPROTT FOCUS TRUST, INC.

By	/s/ Scott Colbourne
Scott Colbourne President (Principal Executive Officer and Principal Financial Officer)

Date	November 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Scott Colbourne
Scott Colbourne President (Principal Executive Officer and Principal Financial Officer)

Date	November 12, 2015